Financial Instruments	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Financial Instruments

5. FINANCIAL INSTRUMENTS

The following table presents the fair values of financial instruments recorded at fair value across the levels of the fair value hierarchy. The table does not include assets and liabilities that are not considered financial instruments.

		As at December 31, 2018		As at December 31, 2017
	Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	1	$63,929	$63,929	$81,818	$81,818
Short-term investments	1	1,139	1,139	1,236	1,236
Restricted short-term investments	1	2,200	2,200	3,500	3,500
Derivative financial instrument	2	91	91	13	13
Long-term debt	2	472	472	516	516
Contingent considerations	3	929	929	4,474	4,474
Patent finance obligations	3	-	-	4,090	4,090

Derivatives consists of the embedded derivative portion of the unearned revenue of U.S. dollar denominated sales contracts in the Company’s Canadian, Chilean and Mexican subsidiaries and foreign exchange forward contracts. The fair value of embedded derivatives is measured using a market approach, based on the difference between quoted forward exchange rates as of the contract date and quoted forward exchange rates as of the reporting date. The fair value of forward exchange contracts is determined using quoted forward exchange rates at the reporting date. Accounts receivable, accounts payable and accrued liabilities are recorded at fair value.